Accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Accrued liabilities
Compensations and salaries	$ 16,914	$ 14,191
Other	2,946	1,169
Total	$ 19,860	$ 15,360